Variable Interest Entities - Schedule of Variable Interest Entities (Details) (Parenthetical) - Line of Credit [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt issuance costs, net	$ 0	$ 0	$ 15,573
Variable Income Interest Rate [Member]
Debt issuance costs, net	$ 0	$ 15,573